Assets classified as held for sale (Tables)	12 Months Ended
Dec. 31, 2017
Assets classified as held for sale
Schedule of non-current assets classified as held for sale

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Assets related to employee’s living quarters	37,471	50,813	72,197